Associates and Joint Ventures - Disclosure Of Purchase Commitments (Details) - Dec. 31, 2021 - VMED O2 UK Ltd € in Millions, £ in Millions	EUR (€)	GBP (£)
2022
Commitments [Line Items]
Commitments in relation to joint ventures	€ 2,727
2022 | Purchase commitments
Commitments [Line Items]
Commitments in relation to joint ventures	1,093
2022 | Programming commitments
Commitments [Line Items]
Commitments in relation to joint ventures	528
2022 | Network and connectivity commitments
Commitments [Line Items]
Commitments in relation to joint ventures	746
2022 | Other commitments
Commitments [Line Items]
Commitments in relation to joint ventures	360
2023
Commitments [Line Items]
Commitments in relation to joint ventures	903
2023 | Purchase commitments
Commitments [Line Items]
Commitments in relation to joint ventures	298
2023 | Programming commitments
Commitments [Line Items]
Commitments in relation to joint ventures	277
2023 | Network and connectivity commitments
Commitments [Line Items]
Commitments in relation to joint ventures	59
2023 | Other commitments
Commitments [Line Items]
Commitments in relation to joint ventures	269
2024
Commitments [Line Items]
Commitments in relation to joint ventures	620
2024 | Purchase commitments
Commitments [Line Items]
Commitments in relation to joint ventures	157
2024 | Programming commitments
Commitments [Line Items]
Commitments in relation to joint ventures	179
2024 | Network and connectivity commitments
Commitments [Line Items]
Commitments in relation to joint ventures	21
2024 | Other commitments
Commitments [Line Items]
Commitments in relation to joint ventures	263
2025
Commitments [Line Items]
Commitments in relation to joint ventures	432
2025 | Purchase commitments
Commitments [Line Items]
Commitments in relation to joint ventures	119
2025 | Programming commitments
Commitments [Line Items]
Commitments in relation to joint ventures	36
2025 | Network and connectivity commitments
Commitments [Line Items]
Commitments in relation to joint ventures	17
2025 | Other commitments
Commitments [Line Items]
Commitments in relation to joint ventures	260
2026
Commitments [Line Items]
Commitments in relation to joint ventures	412
2026 | Purchase commitments
Commitments [Line Items]
Commitments in relation to joint ventures	110
2026 | Programming commitments
Commitments [Line Items]
Commitments in relation to joint ventures	36
2026 | Network and connectivity commitments
Commitments [Line Items]
Commitments in relation to joint ventures	6
2026 | Other commitments
Commitments [Line Items]
Commitments in relation to joint ventures	260
Subsequent years
Commitments [Line Items]
Commitments in relation to joint ventures	357
Subsequent years | Purchase commitments
Commitments [Line Items]
Commitments in relation to joint ventures	200
Subsequent years | Programming commitments
Commitments [Line Items]
Commitments in relation to joint ventures	9
Subsequent years | Network and connectivity commitments
Commitments [Line Items]
Commitments in relation to joint ventures	10
Subsequent years | Other commitments
Commitments [Line Items]
Commitments in relation to joint ventures	138
Commitments in relation to joint ventures	5,451
O2 Holdings Ltd
Commitments [Line Items]
Commitments in relation to joint ventures	253	£ 213
Purchase commitments
Commitments [Line Items]
Commitments in relation to joint ventures	1,977
Programming commitments
Commitments [Line Items]
Commitments in relation to joint ventures	1,065
Network and connectivity commitments
Commitments [Line Items]
Commitments in relation to joint ventures	859
Other commitments
Commitments [Line Items]
Commitments in relation to joint ventures	€ 1,550